Other financial assets	12 Months Ended
Dec. 31, 2024
Other Financial Assets
Other financial assets

12.	Other financial assets

	2024	2023

Other financial assets	550,669	216,721

C6 Bank Subscription right (i)	162,958	162,958
5G Fund (ii)	212,394	53,763
Subscription right (iii)	175,317	-

Non-current portion	550,669	216,721

They are recognized at fair value on the date of acquisition or issue. Such financial assets are subsequently measured at fair value through profit or loss. Changes arising from the fair value measurement, where applicable, is recognized in the statement of income when incurred, under the heading financial income.

(i) On March 23, 2020, TIM S.A. and BANCO C6 S.A. (“C6”) concluded the negotiations over a strategic partnership aimed at developing combined offerings with special benefits to the customer bases of Partners.

In July 2020, the first offering was launched in partnership with C6, with special conditions to TIM customers who are also C6 customers. The innovating partnership provides great potential to generate value for both companies through user base growth and greater customer loyalty.

On February 1, 2021, TIM announced that, within the scope of this partnership, the right to exercise Subscription Warrant equivalent to the indirect interest of approximately 1.44% of C6’s share capital as a result of meeting, in December 2020, the 1st level of the agreed targets. Subsequently, the Company exercised its option to acquire and convert C6 shares, which represents approximately 1.44% of the Bank and totals R$ 162,958. It is worth highlighting that once the option is exercised, TIM started holding a minority position and does not have a position of control or significant influence in the management of C6.

(ii) The Company has invested approximately R$ 212 million on December 31, 2024 (R$ 54 million in 2023) in the Investment fund focused on 5G solutions “Upload Ventures Growth” (“5G Fund”).

Out of this total amount, it is worth emphasizing that on April 30, 2024 and September 23, 2024, the Company made contributions of approximately R$ 77 million and R$ 54 million, respectively, to the 5G Fund, reinforcing its commitment to boosting the development of solutions based on 5G technology.

According to the requirements of IFRS 9, the financial instrument must be valued at its fair value and the Company must disclose the level classification of each financial instrument. See Note 37 in the section on Financial instruments measured at fair value for details of this information.

(iii) In April 2022, the Company entered into a partnership with EXA Serviços de Tecnologia (“EXA”) to provide digital services and entertainment to TIM’s customer base. This partnership also provided for commission payments by EXA to TIM as a result of TIM’s customers acquiring services from this partner, as well as TIM’s options to subscribe to shares upon payment of a consideration.

At the end of 2024, the contract with the new partnership terms was completed and TIM acquired the option to subscribe for 27% of EXA’s shares for a consideration of R$ 174 million. The value of the financial asset was recorded at fair value for R$ 175 million and accounts for 27% of the fair value of TIM’s right to participate in EXA. This option must be exercised within the next 24 months, after the exercise conditions and Corporate approvals have been met.